Goodwill and Intangible Assets (Estimated Aggregate Amortization Expense in Respect of Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Finite-Lived Intangible Assets [Line Items]
2022	¥ 7,692
2023	7,175
2024	6,661
2025	6,149
2026	¥ 5,645